ACQUISITIONS (Schedule of Components of Intangible Assets Associated with Acquisition) (Details) - Feb. 10, 2015 - Make Me Reach SAS [Member] - USD ($) $ in Thousands	Total
Business Acquisition [Line Items]
Intangible assets	$ 3,454
Acquired Technology [Member]
Business Acquisition [Line Items]
Intangible assets	$ 1,261
Estimated useful lives	5 years
Customer relationships [Member]
Business Acquisition [Line Items]
Intangible assets	$ 395
Estimated useful lives	5 years
Distribution channel [Member]
Business Acquisition [Line Items]
Intangible assets	$ 1,798
Estimated useful lives	5 years